SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On January 30, 2024, the Company signed a Redemption Agreement with iFactors SPC (“Redemption Agreement”), under which, the Company will redeem all its trading investment in six phases in 2024, starting from April 30, 2024 to September 30, 2024.

The Company’s management reviewed all material events that have occurred after the balance sheet date through February 15, 2024 on which these financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the consolidated financial statements.